Exhibit 99
Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	August 2018
Payment Date	9/17/2018
Transaction Month	46
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,673,565,407.25	76,623	54.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$381,500,000.00	0.23%	December 15, 2015
Class A-2 Notes	$508,000,000.00	0.61%	August 15, 2017
Class A-3 Notes	$504,400,000.00	1.06%	May 15, 2019
Class A-4 Notes	$105,510,000.00	1.56%	February 15, 2020
Class B Notes	$47,350,000.00	1.97%	April 15, 2020
Class C Notes	$31,570,000.00	2.16%	August 15, 2020
Class D Notes	$31,570,000.00	2.75%	May 15, 2021
Total	$1,609,900,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$415,716.73

Principal:
Principal Collections	$9,357,402.19
Prepayments in Full	$3,564,940.36
Liquidation Proceeds	$78,473.92
Recoveries	$52,067.65
Sub Total	$13,052,884.12
Collections	$13,468,600.85

Purchase Amounts:
Purchase Amounts Related to Principal	$250,858.48
Purchase Amounts Related to Interest	$1,048.52
Sub Total	$251,907.00

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$13,720,507.85

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	August 2018
Payment Date	9/17/2018
Transaction Month	46
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$13,720,507.85
Servicing Fee	$120,817.01	$120,817.01	$0.00	$0.00	$13,599,690.84
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$13,599,690.84
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$13,599,690.84
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$13,599,690.84
Interest - Class A-4 Notes	$36,321.85	$36,321.85	$0.00	$0.00	$13,563,368.99
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,563,368.99
Interest - Class B Notes	$77,732.92	$77,732.92	$0.00	$0.00	$13,485,636.07
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,485,636.07
Interest - Class C Notes	$56,826.00	$56,826.00	$0.00	$0.00	$13,428,810.07
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,428,810.07
Interest - Class D Notes	$72,347.92	$72,347.92	$0.00	$0.00	$13,356,462.15
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$13,356,462.15
Regular Principal Payment	$12,716,074.15	$12,716,074.15	$0.00	$0.00	$640,388.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$640,388.00
Residual Released to Depositor	$0.00	$640,388.00	$0.00	$0.00	$0.00
Total		$13,720,507.85

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$12,716,074.15
Total					$12,716,074.15
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$12,716,074.15	$120.52	$36,321.85	$0.34	$12,752,396.00	$120.86
Class B Notes	$0.00	$0.00	$77,732.92	$1.64	$77,732.92	$1.64
Class C Notes	$0.00	$0.00	$56,826.00	$1.80	$56,826.00	$1.80
Class D Notes	$0.00	$0.00	$72,347.92	$2.29	$72,347.92	$2.29
Total	$12,716,074.15	$7.90	$243,228.69	$0.15	$12,959,302.84	$8.05

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	August 2018
Payment Date	9/17/2018
Transaction Month	46

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$27,939,886.98	0.2648080	$15,223,812.83	0.1442879
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$138,429,886.98	0.0859866	$125,713,812.83	0.0780880

Pool Information
Weighted Average APR	3.380%	3.408%
Weighted Average Remaining Term	19.48	18.79
Number of Receivables Outstanding	19,957	18,926
Pool Balance	$144,980,415.15	$131,579,199.37
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$138,429,886.98	$125,713,812.83
Pool Factor	0.0866297	0.0786221

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,367,827.04
Targeted Credit Enhancement Amount	$8,367,827.04
Yield Supplement Overcollateralization Amount	$5,865,386.54
Targeted Overcollateralization Amount	$5,865,386.54
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$5,865,386.54

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,367,827.04
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,367,827.04
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,367,827.04

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	August 2018
Payment Date	9/17/2018
Transaction Month	46
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		132	$149,540.83
(Recoveries)		157	$52,067.65
Net Loss for Current Collection Period			$97,473.18
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.8068%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1032%
Second Prior Collection Period			0.1546%
Prior Collection Period			(0.1722)%
Current Collection Period			0.8459%
Four Month Average (Current and Prior Three Collection Periods)			0.2329%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		6,113	$14,606,905.73
(Cumulative Recoveries)			$2,533,676.45
Cumulative Net Loss for All Collection Periods			$12,073,229.28
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7214%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,389.48
Average Net Loss for Receivables that have experienced a Realized Loss			$1,975.01

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.39%	300	$3,140,633.50
61-90 Days Delinquent	0.22%	27	$291,222.30
91-120 Days Delinquent	0.04%	6	$54,109.26
Over 120 Days Delinquent	0.53%	51	$692,833.19
Total Delinquent Receivables	3.18%	384	$4,178,798.25

Repossession Inventory:
Repossessed in the Current Collection Period		12	$137,874.26
Total Repossessed Inventory		14	$169,537.15

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.4024%
Prior Collection Period			0.4259%
Current Collection Period			0.4438%
Three Month Average			0.4240%

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	August 2018
Payment Date	9/17/2018
Transaction Month	46

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Jason C. Behnke
Assistant Treasurer